Summary of Significant Accounting Policies (Details) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 20, 2023	Jan. 19, 2023	Oct. 29, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents
Net proceeds					226,000,000		230,000,000
Interest to pay dissolution expenses			$ 100,000	$ 100,000		$ 100,000
Redeem of the public shares			100.00%	100.00%		100.00%
Public shares exercised (in Shares)	339,914	19,949,665		19,949,665
Proceeds from the Trust Account to Pay Holders	$ 3,800,000	$ 206,500,000		$ 206,500,000
Public share redeemed (in Dollars per share)	$ 11.13	$ 10.35		$ 10.35
Amount remain in the trust account	$ 30,170,000	$ 31,500,000		$ 31,500,000
Public shares outstanding (in Shares)	2,710,421	3,050,335		3,050,335
Exceed the federal depository insurance coverage				$ 250,000		$ 250,000		250,000
Offering costs				16,664,843		16,664,843		16,664,843
Unrecognized tax benefits				0	0	0	0	0
Unrecognized tax benefits accrued for interest and penalties				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds			$ 234,600,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares)				3,050,335	23,000,000	23,000,000	23,000,000	2,710,421
Ordinary shares subject to possible redemption (in Shares)				3,050,335	23,000,000	23,000,000	23,000,000	2,710,421
Common Classa Subject To Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds							$ 230,000,000
Ordinary shares subject to possible redemption (in Shares)				3,050,335		23,000,000